CONSOLIDATED STATEMENTS OF REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	Dec. 31, 2014
Convertible Promissory [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Convertible Promissory Two [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%